Net loss per share - Schedule of Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Numerator
Net loss	$ (45,552)	$ (39,811)	$ (42,059)	$ (37,062)	$ (85,363)	$ (79,120)
Net loss attributable to ordinary shareholders - basic	(45,552)		(42,059)		(85,363)	(79,120)
Net loss attributable to ordinary shareholders - diluted	$ (45,552)		$ (42,059)		$ (85,363)	$ (79,120)
Denominator
Weighted-average number of ordinary shares used in net loss per share - basic (in shares)	173,860,491		90,931,964		173,843,249	90,923,119
Weighted-average number of ordinary shares used in net loss per share - diluted (in shares)	173,860,491		90,931,964		173,843,249	90,923,119
Earnings Per Share
Net loss per share - basic (in usd per share)	$ (0.26)		$ (0.46)		$ (0.49)	$ (0.87)
Net loss per share - diluted (in usd per share)	$ (0.26)		$ (0.46)		$ (0.49)	$ (0.87)